Note 5 - Loans - Summary of Loan, ECL, and EL amounts by lending asset category (Details) - Loans [member] - CAD ($) $ in Thousands	Jul. 31, 2022	Apr. 30, 2022	Oct. 31, 2021	Jul. 31, 2021	Apr. 30, 2021	Oct. 31, 2020
Statement Line Items [Line Items]
Notional amount	$ 2,803,150		$ 2,096,308	$ 1,946,210
ECL allowance	$ 1,699		$ 1,453	1,732
EL %	0.06%		0.07%
Stage 1 [member]
Statement Line Items [Line Items]
Notional amount	$ 2,691,116		$ 2,030,956
ECL allowance	$ 1,581		$ 1,316	1,544
EL %	0.06%		0.06%
Stage 2 [member]
Statement Line Items [Line Items]
Notional amount	$ 110,642		$ 65,352
ECL allowance	$ 118		$ 137	188
EL %	0.11%		0.21%
Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Notional amount	$ 1,392		$ 0
ECL allowance	$ 0		$ 0	0
EL %	0.00%		0.00%
Point of sale loans and leases [member]
Statement Line Items [Line Items]
Notional amount	$ 1,998,993		$ 1,279,576	1,144,902
ECL allowance	$ 49	$ 40	$ 45	52	$ 49	$ 137
EL %	0.36%		0.17%
Point of sale loans and leases [member] | Stage 1 [member]
Statement Line Items [Line Items]
Notional amount	$ 1,993,887		$ 1,277,011
ECL allowance	$ 49	40	$ 45	52	49	137
EL %	0.36%		0.17%
Point of sale loans and leases [member] | Stage 2 [member]
Statement Line Items [Line Items]
Notional amount	$ 3,714		$ 2,565
ECL allowance	$ 0	0	$ 0	0	0	0
EL %	0.00%		0.00%
Point of sale loans and leases [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Notional amount	$ 1,392		$ 0
ECL allowance	$ 0	0	$ 0	0	0	0
EL %	0.00%		0.00%
Commercial real estate mortgages [member]
Statement Line Items [Line Items]
Notional amount	$ 755,042		$ 757,576	738,063
ECL allowance	$ 528	419	$ 275	259	238	215
EL %	0.03%		0.02%
Commercial real estate mortgages [member] | Stage 1 [member]
Statement Line Items [Line Items]
Notional amount	$ 648,297		$ 694,869
ECL allowance	$ 528	419	$ 275	259	238	215
EL %	0.03%		0.02%
Commercial real estate mortgages [member] | Stage 2 [member]
Statement Line Items [Line Items]
Notional amount	$ 106,745		$ 62,707
ECL allowance	$ 0	0	$ 0	0	0	0
EL %	0.00%		0.00%
Commercial real estate mortgages [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Notional amount	$ 0		$ 0
ECL allowance	$ 0	0	$ 0	0	0	0
EL %	0.00%		0.00%
Commercial real estate loans [member]
Statement Line Items [Line Items]
Notional amount	$ 13,510		$ 26,569	30,044
ECL allowance	$ 1,096	1,049	$ 1,114	1,401	1,308	1,366
EL %	0.15%		0.15%
Commercial real estate loans [member] | Stage 1 [member]
Statement Line Items [Line Items]
Notional amount	$ 13,510		$ 26,569
ECL allowance	$ 979	948	$ 980	1,213	1,079	1,174
EL %	0.15%		0.14%
Commercial real estate loans [member] | Stage 2 [member]
Statement Line Items [Line Items]
Notional amount	$ 0		$ 0
ECL allowance	$ 117	101	$ 134	188	229	192
EL %	0.11%		0.21%
Commercial real estate loans [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Notional amount	$ 0		$ 0
ECL allowance	$ 0	0	$ 0	0	0	0
EL %	0.00%		0.00%
Public sector and other financing [member]
Statement Line Items [Line Items]
Notional amount	$ 35,605		$ 32,587	33,201
ECL allowance	$ 26	25	$ 19	20	41	57
EL %	0.07%		0.06%
Public sector and other financing [member] | Stage 1 [member]
Statement Line Items [Line Items]
Notional amount	$ 35,422		$ 32,507
ECL allowance	$ 25	24	$ 16	20	41	57
EL %	0.07%		0.05%
Public sector and other financing [member] | Stage 2 [member]
Statement Line Items [Line Items]
Notional amount	$ 183		$ 80
ECL allowance	$ 1	1	$ 3	0	0	0
EL %	0.55%		3.75%
Public sector and other financing [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Notional amount	$ 0		$ 0
ECL allowance	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
EL %	0.00%		0.00%